Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 24, 2014	Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	AJS Bancorp, Inc.
Entity Central Index Key	0001576336
Document Type	10-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 7,873,890
Entity Common Stock, Shares Outstanding		2,313,463
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY